UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		       Washington, D.C.  20549

		             FORM 24F-2
		Annual Notice of  Securities Sold
		        Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
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1.	Name and address of issuer:
		AGF Investments Trust
		53 State Street, Suite 1308
		Boston, MA 02109
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2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

		AGFiQ U.S. Market Neutral Momentum Fund
		AGFiQ U.S. Market Neutral Value Fund
		AGFiQ U.S. Market Neutral Anti-Beta Fund
		AGFiQ Hedged Dividend Income Fund
		AGF Global Sustainable Growth Equity Fund
		AGFiQ Dynamic Hedged U.S. Equity ETF
		AGFiQ Global Infrastructure ETF
		AGF Emerging Markets Equity Fund

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3.	Investment Company Act File Number:		811-22540

	Securities Act File Number:			333-173167

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4(a).	Last day of the fiscal year for which this notice is filed:
		                                      June 30, 2021

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4(b).	[ ]  Check box if this Form is being filed late (i.e., more
	than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).	[ ]  Check box if this is the last time the issuer will be
	filing this Form.
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5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

				                       $113,561,361
				                   ------------------

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

				                       $151,362,277
				                   ------------------

	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
        payable	to the Commission:
				                          $0.00
				                   ------------------


	(iv) Total available redemption credits
	[Add items 5(ii) and 5(iii)]:

		                    	    -	      $151,362,277
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	(v) Net Sales - If item 5(i) is greater than item 5(iv)
	      [subtract Item 5(iv) from Item 5(i) ]

				                        $0.00
				                  -------------------

	(vi) Redemption credits available for use in future years
	-if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]:
				                   ($37,800,916)
				                 --------------------

	(vii) Multiplier for determining registration fee (See
	Instruction C.9):
				                    0.0001091
				                 --------------------

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
	(enter "0" if no fee is due):

			                    =          $0.00
				                 -------------------

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6.	Prepaid shares
	If the response to item 5(i) was determined by deducting an
	amount of securities that were registered under the Securities
        Act of 1933 pursuant to rule 24e-2 as in effect	before October 11,
        1997, then report the amount of securities (number of shares or other units) deducted here:_0_. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0 .

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7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year (see Instruction D):

			                    +        	$0.00
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

			                    =    	$0.00
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9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository: N/A

	Method of Delivery:
		[ ] Wire Transfer
		[ ] Mail or other means
		[ ] Not Applicable

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	This report has been signed below by the following persons on behalf
	of the issuer and in the capacities and on the dates indicated.


				    /s/Joshua Hunter
	By (Signature and Title)*    -------------------------------------
		Joshua Hunter, Principal Financial Officer and Treasurer

	Date: 	September 24, 2021
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	*Please print the name and title of the signing officer below the
	signature.